Subsequent Events (Details) - USD ($)							3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 21, 2025	Nov. 20, 2025	Nov. 11, 2025	Sep. 28, 2025	Sep. 29, 2024	Jul. 17, 2024	Sep. 28, 2025	Sep. 29, 2024	Sep. 28, 2025	Sep. 29, 2024	Dec. 31, 2024	Dec. 29, 2024	Dec. 31, 2023
Subsequent Events [Line Items]
Issuance of share (in Shares)						2,450,000
Common stock par value (in Dollars per share)				$ 0.0001			$ 0.0001		$ 0.0001			$ 0.0001	$ 0.0001
Addition shares of common stock									$ 1,682,000	$ 6,143,000	$ 6,694,000
Trading volume weighted average price period	20 days
Forecast [Member]
Subsequent Events [Line Items]
Addition shares of common stock	$ 9,375,000
Partial conversion of September 2024 Notes [Member]
Subsequent Events [Line Items]
Converted amount				$ 10,600,000
Converted shares (in Shares)					6,200,000
Convertible Senior Unsecured Convertible Note [Member]
Subsequent Events [Line Items]
Converted shares (in Shares)		626.9592
Principal amount		$ 1,000
Common Stock [Member]
Subsequent Events [Line Items]
Issuance of share (in Shares)							4,333,334	2,718,837	4,333,334	2,718,837		2,918,837
Addition shares of common stock									$ 1,700,000		$ 6,700,000	$ 6,700,000
Common Stock [Member] | Forecast [Member]
Subsequent Events [Line Items]
Issuance of share (in Shares)	10,243,924
Common stock par value (in Dollars per share)	$ 0.0001
Addition shares of common stock	$ 9,375,000
Related Party [Member] | Senior Notes [Member] | Convertible Senior Unsecured Convertible Note [Member]
Subsequent Events [Line Items]
Interest rate				12.00%			12.00%		12.00%
Related Party [Member] | Senior Notes [Member] | Convertible Senior Unsecured Convertible Note [Member] | Forecast [Member]
Subsequent Events [Line Items]
Deposits		$ 2,000,000
Subsequent Event [Member] | Letter of Intent to Acquire Ambia Solar [Member]
Subsequent Events [Line Items]
Exchange of equity			$ 37,500,000
Maximum [Member] | Forecast [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share)	$ 2.8102
Minimum [Member] | Forecast [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share)	$ 1.4988